Assets held for sale and Vessels and drydock - Carrying value of vessels (Details) - Vessels - Property, plant and equipment not subject to operating leases	Jun. 30, 2023 vessel
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Number of vessels	113
Number of vessels	113